UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

             24140 E Greystone Lane
Woodway, Washington                       98020
(Address of principal executive offices)            (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
24140 E Greystone Lane
Woodway, Washington 98020
(Name and address of agent for service)

Registrant's telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011– June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: BIRMIWAL OASIS FUND
Custodian Name: U.S. BANK, N.A.

ORIENT PAPER INC.

Ticker:	ONP	Meeting Date:	8/28/2011
CUSIP	68619F205

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify and approve incentive stock option plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

4. Approval of compensation of company's executive officers.				FOR	FOR	WITH	ISSUER

5. Recommend frequency of future advisory votes on				3 YR	3 YR	WITH	ISSUER
executive compensation.

NORTHGATE MINERALS CORPORATION

Ticker:	NXG	Meeting Date:	10/24/2011
CUSIP	666416102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve the business combination of the corporation				FOR	FOR	WITH	ISSUER
with Aurico Gold Inc.

2. Approve amendments to corporation's share option plan.				FOR	FOR	WITH	ISSUER

CORINTHIAN COLLEGES, INC.

Ticker:	COCO	Meeting Date:	11/15/2011
CUSIP	218868107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHHOLD	AGAINST	ISSUER

2. Approval of ammendment to performance award plan which				FOR	AGAINST	AGAINST	ISSUER
authorizes issuance of additional shares.

3. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

4. Approval of compensation of company's executive officers.				FOR	AGAINST	AGAINST	ISSUER

5. Recommend frequency of future advisory votes on				1 YR	3 YR	AGAINST	ISSUER
executive compensation.

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/15/2011
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of director: S Ballmer				FOR	FOR	WITH	ISSUER

2. Election of director: D Dublon				FOR	FOR	WITH	ISSUER

3. Election of director: WH Gates III				FOR	FOR	WITH	ISSUER

4. Election of director: R Gilmartin				FOR	FOR	WITH	ISSUER

5. Election of director: R Hastings				FOR	FOR	WITH	ISSUER

6. Election of director: M Klawe				FOR	FOR	WITH	ISSUER

7. Election of director: D Marquardt				FOR	FOR	WITH	ISSUER

8. Election of director: C Noski				FOR	FOR	WITH	ISSUER

9. Election of director: H Panke				FOR	FOR	WITH	ISSUER

10. Advisory vote on named executive officer compensation.				FOR	FOR	WITH	ISSUER

11. Recommend frequency of future advisory votes on				1 YR	1 YR	WITH	ISSUER
executive compensation.

12. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

13. Shareholder proposal - establish a board committee on				AGAINST	FOR	AGAINST	SH
environmental sustainability.

SINO CLEAN ENERGY INC.

Ticker:	SCEI	Meeting Date:	11/18/2011
CUSIP	82936G200

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Approval of executive compensation.				FOR	FOR	WITH	ISSUER

4. Recommend frequency of future advisory votes on				3 YR	3 YR	WITH	ISSUER
executive compensation.

PHARMATHENE INC.

Ticker:	PIP	Meeting Date:	12/7/2011
CUSIP	71714G102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

ASIA ENTERTAINMENT & RESOURCES LTD

Ticker:	AERL	Meeting Date:	12/13/2011
CUSIP	G0539K108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approval of incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

HANWHA SOLARONE CO LTD

Ticker:	HSOL	Meeting Date:	12/20/2011
CUSIP	41135V103
Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve appointment of D. Wang as a director of the				FOR	FOR	WITH	ISSUER
company.

2. Approve appointment of H. Kim as a director of the				FOR	FOR	WITH	ISSUER
company.

3. Authorize directors to determine manner of repurchase				FOR	FOR	WITH	ISSUER
or redemption of ordinary shares and adss.

4. To authorize, approve and ratify all prior repurchases				FOR	FOR	WITH	ISSUER
of shares by the company.

VISIONCHINA MEDIA INC

Ticker:	VISN	Meeting Date:	12/28/2011
CUSIP	92833U103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

QIAO XING MOBILE COMMUNICATIONS INC

Ticker:	QXMCF	Meeting Date:	12/29/2011
CUSIP	G73031109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHHOLD	AGAINST	ISSUER

2. Approve company's annual report, audited financial statements				FOR	AGAINST	AGAINST	ISSUER
auditors' report and directors' report.

3. Consider and act other business that may come before.				FOR	AGAINST	AGAINST	ISSUER

CIENA CORPORATION

Ticker:	CIEN	Meeting Date:	3/21/2012
CUSIP	171779309

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. Election of director: B Claflin				FOR	FOR	WITH	ISSUER

1B. Election of director: P Gallagher				FOR	FOR	WITH	ISSUER

2. Approve omnibus incentive plan to increase number of				FOR	FOR	WITH	ISSUER
shares and performance-based compensation material terms.

3. Approve employee stock purchase plan.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

5. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

GREEN MOUNTAIN COFFEE ROASTERS, INC

Ticker:	GMCR	Meeting Date:	3/22/2012
CUSIP	393122106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

3. Ammend company's certificate of incorporation to increase				FOR	FOR	WITH	ISSUER
number of authorized shares.

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

ACTIONS SEMICONDUCTOR CO LTD

Ticker:	ACTS	Meeting Date:	5/8/2012
CUSIP	00507E107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Re-election of two class III directors.				FOR	FOR	WITH	ISSUER

CALIX INC

Ticker:	CALX	Meeting Date:	5/23/2012
CUSIP	13100M509

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

4. Approve ammendment to designate courts of Delaware as				FOR	FOR	WITH	ISSUER
exclusive forum for the resolution of intra-corporate
disputes.

5. Approve ammended and restated employee stock				FOR	FOR	WITH	ISSUER
purchase plan.

WILLBROS GROUP INC

Ticker:	WG	Meeting Date:	5/23/2012
CUSIP	969203108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.1 Election of class I director: R Harl				FOR	FOR	WITH	ISSUER

1.2 Election of class I director: E Dipaolo				FOR	FOR	WITH	ISSUER

1.1 Election of class I director: M Lebens				FOR	FOR	WITH	ISSUER

2. Approve ammendment to stock and incentive compensation plan.				FOR	FOR	WITH	ISSUER

3. Approve ammendment to director restricted stock plan.				FOR	FOR	WITH	ISSUER

4. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

SIGA TECHNOLOGIES, INC

Ticker:	SIGA	Meeting Date:	5/23/2012
CUSIP	826917106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve ammendment to stock incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

THE GOLDFIELD CORPORATION

Ticker:	GV	Meeting Date:	5/31/2012
CUSIP	381370105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

GENERAL MOTORS COMPANY

Ticker:	GM	Meeting Date:	4/13/2012
CUSIP	37045V100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. Election of director: D Akerson				FOR	FOR	WITH	ISSUER

1B. Election of director: D Bonderman				FOR	FOR	WITH	ISSUER

1C. Election of director: E Davis, Jr.				FOR	FOR	WITH	ISSUER

1D. Election of director: S Girsky				FOR	FOR	WITH	ISSUER

1E. Election of director: E Isdell				FOR	FOR	WITH	ISSUER

1F. Election of director: R Krebs				FOR	FOR	WITH	ISSUER

1G. Election of director: P Laskawy				FOR	FOR	WITH	ISSUER

1H. Election of director: K Marinello				FOR	FOR	WITH	ISSUER

1I. Election of director: J Mulva				FOR	FOR	WITH	ISSUER

1J. Election of director: P Russo				FOR	FOR	WITH	ISSUER

1K. Election of director: T Schoewe				FOR	FOR	WITH	ISSUER

1L. Election of director: C Stephenson				FOR	FOR	WITH	ISSUER

1M. Election of director: T Solso				FOR	FOR	WITH	ISSUER

1N. Election of director: C Telles				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory vote to approve executive compensation.				FOR	FOR	WITH	ISSUER

GROUPON INC.

Ticker:	GRPN	Meeting Date:	6/19/2012
CUSIP	399473107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory vote to approve executive compensation.				FOR	FOR	WITH	ISSUER

4. Approve frequency of executive compensation votes.				1 YR	1 YR	WITH	ISSUER

5. Approve incentive plan.				FOR	FOR	WITH	ISSUER

6. Approve employee stock purchase plan.				FOR	FOR	WITH	ISSUER

BEST BUY CO., INC.

Ticker:	BBY	Meeting Date:	6/21/2012
CUSIP	086516101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	AGAINST	AGAINST	ISSUER

2. Ratify appointment of accountants.				FOR	AGAINST	AGAINST	ISSUER

3. Advisory vote to approve executive compensation.				FOR	AGAINST	AGAINST	ISSUER

4. Approve increase in the available number of shares under				FOR	AGAINST	AGAINST	ISSUER
the employee stock purchase plan.

5. Vote on a shareholder proposal recommending declassification				FOR	FOR	WITH	SH
of board of directors, if properly presented at the meeting.

THE COCA-COLA COMPANY

Ticker:	KO	Meeting Date:	5/21/2012
CUSIP	191216100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve amended Certificate of Incorporation to increase authorized				FOR	FOR	WITH	ISSUER
common stock shares, and to effect a split of the issued common stock shares.

TATA MOTORS LIMITED

Ticker:	TTM	Meeting Date:	8/10/2012
CUSIP	876568502

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
O1. Approve audited statement of profit and loss, balance sheet,				FOR	FOR	WITH	ISSUER
and reports of directors and auditors.

O2. Approve declaration of dividend on ordinary shares and				FOR	FOR	WITH	ISSUER
A' ordinary shares.

O3. Approve re-appointment of director Mr. N Munjee				FOR	FOR	WITH	ISSUER

O4. Approve re-appointment of director Mr. S Bhargava				FOR	FOR	WITH	ISSUER

O5. Approve re-appointment of director Mr. V Jairath				FOR	FOR	WITH	ISSUER

O6. Ratify appointment of auditors and fix their remuneration.				FOR	FOR	WITH	ISSUER

S7. Approve appointment of Mr. C Mistry as director.				FOR	FOR	WITH	ISSUER

S8. Approve appointment of Mr. R Pisharody as director.				FOR	FOR	WITH	ISSUER

S9. Approve appointment of Mr. R Pisharody as executive director.				FOR	FOR	WITH	ISSUER

S10. Approve appointment of Mr. S Borwankar as director.				FOR	FOR	WITH	ISSUER

S11. Approve appointment of Mr. S Borwankar as executive director.				FOR	FOR	WITH	ISSUER

S12. Approve revised remuneration of Mr. P Telang, managing director				FOR	FOR	WITH	ISSUER
India operations.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/Kailash Birmiwal

       Kailash Birmiwal, President

Date:         8-13-12